CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Common stock	Common stock in treasury	Additional contributed capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative Effect, Period of Adoption, Adjustment	Total Baxter stockholders' equity	Total Baxter stockholders' equity Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling interests
Beginning of year (in shares) at Dec. 31, 2017			683,000,000
Beginning of year at Dec. 31, 2017	$ 9,109	$ (25)	$ 683	$ (7,981)	$ 5,940	$ 14,014	$ (22)	$ (3,539)	$ (3)	$ 9,117	$ (25)	$ (8)
Beginning of year (in shares) at Dec. 31, 2017				142,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,546	14				1,546				1,546
Other comprehensive income (loss)	$ (281)							(281)		(281)
Purchases of common stock (in shares)	35,800,000			36,000,000
Purchases of treasury stock	$ (2,475)			$ (2,415)	(60)					(2,475)
Stock issued under employee benefit plans and other (in shares)				(8,000,000)
Stock issued under employee benefit plans and other	354			$ 407	18	(71)				354
Dividends declared on common stock	(392)					(392)				(392)
Changes in noncontrolling interests	30											30
End of year at Dec. 31, 2018	7,866	0	$ 683	$ (9,989)	5,898	15,075	161	(3,823)	(161)	7,844		22
End of year (in shares) at Dec. 31, 2018			683,000,000
End of year (in shares) at Dec. 31, 2018				170,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,011					1,001				1,001		10
Other comprehensive income (loss)	$ 274							274		274
Purchases of common stock (in shares)	16,500,000			16,000,000
Purchases of treasury stock	$ (1,247)			$ (1,293)	46					(1,247)
Stock issued under employee benefit plans and other (in shares)				(9,000,000)
Stock issued under employee benefit plans and other	445			$ 518	11	(84)				445
Dividends declared on common stock	(435)					(435)				(435)
Changes in noncontrolling interests	(2)											(2)
End of year at Dec. 31, 2019	$ 7,912	$ (4)	$ 683	$ (10,764)	5,955	15,718	$ (4)	(3,710)	$ 0	7,882	$ (4)	30
End of year (in shares) at Dec. 31, 2019	683,494,944		683,000,000
End of year (in shares) at Dec. 31, 2019	177,340,358			177,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 1,110					1,102				1,102		8
Other comprehensive income (loss)	$ 396							396		396
Purchases of common stock (in shares)	6,300,000			6,000,000
Purchases of treasury stock	$ (500)			$ (500)	0					(500)
Stock issued under employee benefit plans and other (in shares)				(4,000,000)
Stock issued under employee benefit plans and other	301			$ 213	88	0				301
Dividends declared on common stock	(488)					(488)				(488)
Changes in noncontrolling interests	(1)											(1)
End of year at Dec. 31, 2020	$ 8,726		$ 683	$ (11,051)	$ 6,043	$ 16,328		$ (3,314)		$ 8,689		$ 37
End of year (in shares) at Dec. 31, 2020	683,494,944		683,000,000
End of year (in shares) at Dec. 31, 2020	178,580,208			179,000,000